Discontinued Operations and Disposal Groups	3 Months Ended
Jun. 30, 2011
Discontinued Operations and Disposal Groups
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]

NOTE 10 – DISCONTINUED OPERATIONS

On May 5, 2011, we entered into a Software Product Line Purchase Agreement to sell our QuickVerse product line to WORDsearch Corp., L.L.C.  As of June 30, 2011, the closing of the Software Product Line Purchase Agreement, which is transitional in nature and expected to be ongoing through approximately the end of August, 2011 but in no event any later than May 5, 2012, had commenced.  As a result of the decision to sell the QuickVerse product line, we have classified this asset as discontinued operations at June 30, 2011.  While we will not recognize a gain or loss from the disposition of the asset until the closing of the transaction takes place, we have recorded the major classes of assets and liabilities for the QuickVerse product line as presented below.

Assets:	June 30, 2011
Inventories:
Raw materials	$29,838
Finished goods	12,954
Total inventories	$42,792
Other current assets	1,923
Intangible assets, net	9,083
Total assets	$53,798

Liabilities:	June 30, 2011
Accrued royalties	$644,113
Total liabilities	$644,113

The following table presents the results of operations of our continuing operations and discontinued operations for the six months ended June 30, 2011:

	Continuing Operations	Discontinued Operations	Total
Gross revenues	$51,060	$655,807	$706,867
Less estimated sales returns and allowances	(13,820)	(39,572)	(53,392)
Net revenues	37,240	616,235	653,475
Cost of sales	16,570	220,490	237,060
Gross profit	20,670	395,745	416,415
Operating expenses:
Advertising and direct marketing	13,897	52,515	66,412
Sales and marketing wages	42,077	39,961	82,038
Total sales and marketing	55,974	92,476	148,450
Personnel costs	185,847	---	185,847
Amortization and depreciation	28,981	4,847	33,828
Research and development	---	103,621	103,621
Rent	18,391	---	18,391
Other general and administrative costs	216,884	9,303	226,187
Total general and administrative	450,103	117,771	567,874
Impairment expense	217,972	---	217,972
Total operating expenses	724,049	210,247	934,296
Income (loss) from operations	(703,379)	185,498	(517,881)
Other income (expenses), net	(9,497)	---	(9,497)
Gain on debt settlement	368,051	---	368,051
Income (loss) before income taxes	(344,825)	185,498	(159,327)
Income tax (provision) benefit	63,273	(63,273)	---
Net income (loss)	$(281,552)	$122,225	$(159,327)

For comparative purposes, the following table presents the results of operations of our continuing operations and discontinued operations for the six months ended June 30, 2010:

	Continuing Operations	Discontinued Operations	Total
Gross revenues	$102,991	$860,848	$963,839
Less estimated sales returns and allowances	(8,608)	(50,484)	(59,092)
Net revenues	94,383	810,364	904,747
Cost of sales	42,070	311,227	353,297
Gross profit	52,313	499,137	551,450
Operating expenses:
Advertising and direct marketing	22,384	60,681	83,065
Sales and marketing wages	58,267	48,474	106,741
Total sales and marketing	80,651	109,155	189,806
Personnel costs	235,440	---	235,440
Amortization and depreciation	35,557	8,602	44,159
Research and development	---	95,900	95,900
Rent	46,439	---	46,439
Other general and administrative costs	238,204	10,867	249,071
Total general and administrative	555,640	115,369	671,009
Total operating expenses	636,291	224,524	860,815
Income (loss) from operations	(583,978)	274,613	(309,365)
Other income (expenses), net	(7,858)	---	(7,858)
Income (loss) before income taxes	(591,836)	274,613	(317,223)
Income taxes	---	---	---
Net income (loss)	$(591,836)	$274,613	$(317,223)